PROSPECTUS SUPPLEMENT -- July 1, 2003*

AXP(R) Utilities Fund (Aug. 29, 2002) S-6341-99 W

Effective immediately, the information in the "Investment Manager" section regarding who manages the Fund's portfolio is being replaced with: Management of the Fund's portfolio is coordinated by:

Lawrence S. Alberts, Portfolio Manager
o  Managed this Fund since 2003.
o  Joined AEFC in 1995.
o  Began investment career in 1990.
o  MBA, Central Michigan University.

(the rest of the section remains unchanged)

S-6341-3 A (7/03)

* Valid until next prospectus update
Destroy Aug. 30, 2003